Deposits	12 Months Ended
Dec. 31, 2011
Deposits
Deposits

Note 9 - Deposits

	December 31,
	2011	2010
	(In Thousands)

Demand:
Non-interest bearing	$78,589	$69,471
NOW	112,605	80,775
Money market	67,592	55,676
	258,786	205,922

Savings and club	265,546	245,951
Certificates of deposit	453,291	434,415

	$977,623	$886,288

At December 31, 2011 and 2010, certificates of deposit of $100,000 or more totaled approximately $255.2 million and $236.1 million respectively.

The scheduled maturities of certificates of deposit at December 31, 2011, were as follows (in thousands):

Amount

2012	$321,789
2013	56,999
2014	43,169
2015	14,857
2016	16,241
Thereafter	236
$453,291